Long-term debt	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Long-term debt

9 – Long-term debt

			Outstanding US dollar-denominated amount
					December 31,
In millions		Maturity			2011		2010
Debentures and notes: (A)

Canadian National series:
6.38%	10-year notes (B)	Oct. 15, 2011	$-	$-		$398
4.40%	10-year notes (B)	Mar. 15, 2013	400	407		398
4.95%	6-year notes (B)	Jan. 15, 2014	325	331		323
5.80%	10-year notes (B)	June 1, 2016	250	254		249
1.45%	5-year notes (B)	Dec. 15, 2016	300	305		-
5.85%	10-year notes (B)	Nov. 15, 2017	250	254		249
5.55%	10-year notes (B)	May 15, 2018	325	331		323
6.80%	20-year notes (B)	July 15, 2018	200	203		199
5.55%	10-year notes (B)	Mar. 1, 2019	550	559		547
2.85%	10-year notes (B)	Dec. 15, 2021	400	407		-
7.63%	30-year debentures	May 15, 2023	150	153		149
6.90%	30-year notes (B)	July 15, 2028	475	483		472
7.38%	30-year debentures (B)	Oct. 15, 2031	200	203		199
6.25%	30-year notes (B)	Aug. 1, 2034	500	509		497
6.20%	30-year notes (B)	June 1, 2036	450	458		448
6.71%	Puttable Reset Securities PURSSM (B)	July 15, 2036	250	254		249
6.38%	30-year debentures (B)	Nov. 15, 2037	300	305		298

Illinois Central series:
5.00%	99-year income debentures	Dec. 1, 2056	7	7		7
7.70%	100-year debentures	Sep. 15, 2096	125	127		124

Total US dollar-denominated debentures and notes			$5,457	5,550		5,129
BC Rail series:
Non-interest bearing 90-year subordinated notes (C)		July 14, 2094		842		842
Total debentures and notes				6,392		5,971
Other:
Commercial paper (G) (H)				82		-
Capital lease obligations and other (D)				957		952
Total debt, gross				7,431		6,923
Less:
Net unamortized discount				855		852
Total debt (1) (E)				6,576		6,071

Less:
Current portion of long-term debt (E)				135		540
Total long-term debt				$6,441		$5,531
(1)	See Note 18 - Financial Instruments, for the fair value of debt.		Footnotes to the tables follow on the next page

A. The Company's debentures, notes and revolving credit facility are unsecured.

B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

C. The Company records these notes as a discounted debt of $8 million, using an imputed interest rate of 5.75%. The discount of $834 million is included in the net unamortized discount.

D. During 2011, the Company recorded $87 million in assets it acquired through equipment leases ($132 million in 2010), for which an equivalent amount was recorded in debt.

       Interest rates for capital lease obligations range from approximately 0.7% to 11.8% with maturity dates in the years 2012 through 2037. The imputed interest on these leases amounted to $299 million as at December 31, 2011 and $342 million as at December 31, 2010.

       The capital lease obligations are secured by properties with a net carrying amount of $993 million as at December 31, 2011 and $1,036 million as at December 31, 2010.

E. Long-term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding as at December 31, 2011, for the next five years and thereafter, are as follows:

In millions	Capital leases	Debt	Total

2012(1)	$53	$82	$135
2013	108	404	512
2014	209	328	537
2015	81	-	81
2016	269	557	826
2017 and thereafter	235	4,250	4,485
	$955	$5,621	$6,576
(1) Current portion of long-term debt.

F. The aggregate amount of debt payable in US currency as at December 31, 2011 was US$6,295 million (C$6,402 million), including US$757 million relating to capital leases and other, and US$5,914 million (C$5,882 million), including US$757 million relating to capital leases and other, as at December 31, 2010.

G. In May 2011, the Company entered into a $800 million four-year revolving credit facility agreement with a consortium of lenders. The agreement allows for an increase in amount, up to a maximum of $500 million, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The credit facility, containing customary terms and conditions, is available for general corporate purposes, including back-stopping the Company's commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers' acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. This facility replaces the US$1 billion credit facility that was scheduled to expire in October 2011. As at December 31, 2011 and December 31, 2010, the Company had no outstanding borrowings under its revolving credit facility.

H. The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent. As at December 31, 2011, the Company had borrowings of $82 million (US$81 million) of commercial paper (nil as at December 31, 2010) which were presented in Current portion of long-term debt on the Balance Sheet. The weighted-average interest rate on these borrowings was 0.20%.

I. In April 2011, the Company entered into a series of three-year bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business. As at December 31, 2011, from a total committed amount of $520 million by the various banks, the Company had letters of credit drawn of $499 million ($436 million as at December 31, 2010, under its previous US$1 billion credit facility). Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of three months, equal to at least the face value of the letters of credit issued. As at December 31, 2011, cash and cash equivalents of $499 million were pledged as collateral and recorded as Restricted cash and cash equivalents.